Subsequent Events (Details)																1 Months Ended				3 Months Ended
	Jul. 12, 2017 USD ($)	Jul. 07, 2017 shares	Jul. 03, 2017 USD ($) $ / shares	Jun. 07, 2017 USD ($) shares	Jun. 06, 2017 USD ($) shares	May 10, 2017 USD ($)	May 08, 2017 USD ($)	Apr. 13, 2017 USD ($) $ / shares shares	Apr. 11, 2017 USD ($) shares	Apr. 04, 2017 USD ($) shares	Feb. 21, 2017 USD ($) shares	Feb. 02, 2017 Independent_Director $ / shares shares	Feb. 01, 2017 USD ($) $ / shares shares	Jan. 13, 2017 USD ($) shares	Jan. 04, 2017 USD ($) decimal $ / shares shares	Dec. 31, 2017 USD ($) shares	May 26, 2017 USD ($) shares	Jan. 25, 2017 USD ($) shares	Jan. 20, 2017 USD ($) shares	Mar. 31, 2017 USD ($) shares
Subsequent Events (Textual)
Restricted shares of common shares | shares															123,782					93,750
Restricted shares of common stock issued, value															$ 76,250					$ 37,500
Director [Member]
Subsequent Events (Textual)
Restricted shares of common shares | shares												94,340			81,169
Restricted shares of common stock issued, value															$ 50,000
Share price | $ / shares															$ 0.616
Number of director												3			3
Percentage of non cash payments															50.00%
Non cash payments amount															$ 100,000
Accredited Investor [Member]
Subsequent Events (Textual)
Restricted shares of common shares | shares														18,051				20,000	25,000
Restricted shares of common stock issued, value														$ 10,000				$ 10,000	$ 12,500
President [Member]
Subsequent Events (Textual)
Restricted shares of common shares | shares													100,000
Restricted shares of common stock issued, value													$ 51,000
Share price | $ / shares													$ 0.62
Restricted stock discount percentage													18.00%
Vice President [Member]
Subsequent Events (Textual)
Restricted shares of common shares | shares													47,170
Restricted shares of common stock issued, value													$ 175,000
Share price | $ / shares												$ 0.6414	$ 0.6414
Restricted stock discount percentage												18.00%
Non-U.S. persons [Member]
Subsequent Events (Textual)
Restricted shares of common shares | shares											200,000
Restricted shares of common stock issued, value											$ 100,000
Subsequent Event [Member]
Subsequent Events (Textual)
Restricted shares of common shares | shares																56,250
Restricted shares of common stock issued, value																$ 22,500
Debt instrument due date						Jul. 17, 2017		Apr. 13, 2017
Convertible debt, description		The Company granted the aggregate of 1,950,000 stock options to three employees, three independent directors and two consultants pursuant to a Board of Directors resolution (the "July Strategic Options"). All such July Strategic Options are exercisable for the purchase of one share of the Company's Common Stock at fifteen cents ($0.15) in cash or via a "cashless exercise feature". All such July Strategic Options were granted as of July 7, 2017 (the "Grant Date") which exercise price is in excess of 115% of the $0.13 closing sale price for a share of the Company's Common Stock on July 6, 2017, All July Strategic Options are fully vested and are exercisable as of the Grant Date and all shall expire at 5pm Eastern Time on June 30, 2018.				The Company and St. George Investments LLC executed an amendment to the $185,000 Convertible Promissory Note dated November 14, 2016 extending the May 16, 2017 Maturity Date to July 17, 2017. In consideration of the extension, the Company paid $10,000 to St. George Investments LLC.		In connection with the six month Note the Company issued 100,000 Warrants to the accredited investor, each of which is exercisable for the purchase of one restricted Common Share at the greater of (a) $0.50 or (b) eighty percent (80%) of the Market Price on the Trading Day immediately preceding the relevant Exercise Date.
Convertible promissory note						$ 185,000		$ 50,000
Debt payments						$ 10,000
Conversion price | $ / shares								$ 0.40
Cancellation amount of convertible promissory note								$ 50,000
Stock option granted | shares		1,950,000
Debt instrument, description		Eight individuals receiving grants of the July Strategic Options are: Frank J. Drohan, President, 500,000; Charles P. Kuczynski, VP and Secretary, 200,000; William Hanley, Controller, 100,000; 50,000 to each of three independent directors, Louis J. Lombardo, Jack A. Smith, and Alan M. Matus; Sam Hamdan, Consultant and Deputy Managing Director of Omagine LLC, 500,000 and Agron Telaku, consultant, 500,000.
Subsequent Event [Member] | Accredited Investor [Member]
Subsequent Events (Textual)
Restricted shares of common shares | shares				20,000	64,977			100,000		266,667							25,253
Restricted shares of common stock issued, value				$ 3,078	$ 10,000			$ 100,000		$ 80,000							$ 7,500
Debt instrument due date			Jan. 02, 2018				Feb. 07, 2018	Oct. 12, 2017
Convertible debt, description							The Company's Common Stock after 180 days from the Note Issuance Date at a conversion price equal to 60% of the lowest trading price of the Common Stock during the twenty day period prior to the conversion.
Convertible promissory note			$ 25,000
Conversion price | $ / shares			$ 0.15
Warrant expiration date								Dec. 31, 2017
Principal amount							$ 100,000
Interest rate							12.00%
Subsequent Event [Member] | SEDA [Member]
Subsequent Events (Textual)
Sale of common shares | shares									132,275
Sale of common shares, value									$ 50,000
Subsequent Event [Member] | St. George Investments LLC [Member]
Subsequent Events (Textual)
Debt instrument due date	Aug. 17, 2017
Convertible promissory note	$ 185,000
Debt payments	$ 185,000